AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 24.2%
	ACE Securities Corp. Home Equity Loan Trust Series
$31,178	Series 2005-HE2, Class M4, 1.91% (1-Month USD Libor+96 basis points), 4/25/2035[1,2]	$30,913
74,882	Series 2005-WF1, Class M2, 1.61% (1-Month USD Libor+66 basis points), 5/25/2035[1,2]	75,399
1,200,000	AGL CLO 1 Ltd. Series 2019-1A, Class B, 3.97% (3-Month USD Libor+205 basis points), 10/20/2032[1,2,3]	1,038,340
1,500,000	AGL Core CLO 2 Ltd. Series 2019-2A, Class B, 3.80% (3-Month USD Libor+190 basis points), 4/20/2032[1,2,3]	1,298,795
55,298	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-R9, Class M2, 1.92% (1-Month USD Libor+97 basis points), 10/25/2034[1,2]	55,004
150,000	Anchorage Capital CLO Ltd. Series 2014-5RA, Class X, 2.43% (3-Month USD Libor+60 basis points), 1/15/2030[1,2,3]	149,982
	Angel Oak Mortgage Trust LLC
81,163	Series 2017-3, Class A1, 2.71%, 11/25/2047[1,3,4]	79,458
2,724,585	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,4]	2,676,523
377,403	Series 2019-3, Class A3, 3.24%, 5/25/2059[1,3,4]	362,975
1,424,265	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,4]	1,411,324
	Apex Credit CLO Ltd.
1,000,000	Series 2015-2A, Class BR, 3.23% (3-Month USD Libor+140 basis points), 10/17/2026[1,2,3]	894,844
1,500,000	Series 2019-2A, Class B, 4.01% (3-Month USD Libor+210 basis points), 10/25/2032[1,2,3]	1,298,157
206,250	Apidos CLO Series 2013-12A, Class XR, 2.43% (3-Month USD Libor+60 basis points), 4/15/2031[1,2,3]	205,546
	Ares CLO Ltd.
1,200,000	Series 2016-39A, Class A2R, 3.47% (3-Month USD Libor+165 basis points), 4/18/2031[1,2,3]	1,158,230
1,000,000	Series 2019-54A, Class X, 2.44% (3-Month USD Libor+60 basis points), 10/15/2032[1,2,3]	971,904
65,646	Asset Backed Securities Corp. Home Equity Loan Trust Series 2005-HE5, Class M3, 1.67% (1-Month USD Libor+72 basis points), 6/25/2035[1,2]	65,686
1,025,000	BlueMountain CLO Ltd. Series 2015-2A, Class BR, 3.32% (3-Month USD Libor+150 basis points), 7/18/2027[1,2,3]	922,106
717,857	Canyon Capital CLO Ltd. Series 2016-1A, Class X, 2.53% (3-Month USD Libor+70 basis points), 7/15/2031[1,2,3]	716,405

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$375,000	CARS-DB4 LP Series 2020-1A, Class A4, 3.19%, 2/15/2050[3]	$346,631
	CBAM Ltd.
120,000	Series 2017-3A, Class X, 2.54% (3-Month USD Libor+70 basis points), 10/17/2029[1,2,3]	119,898
600,000	Series 2018-6A, Class B1R, 3.93% (3-Month USD Libor+210 basis points), 1/15/2031[1,2,3]	547,635
340,597	Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,4]	339,251
	COLT Mortgage Loan Trust
207,461	Series 2018-4, Class A3, 4.21%, 12/28/2048[1,3,4]	205,553
515,532	Series 2019-1, Class A3, 4.01%, 3/25/2049[1,3,4]	511,196
493,851	Series 2019-3, Class A1, 2.76%, 8/25/2049[1,3,4]	477,719
38,424	Commonbond Student Loan Trust Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	39,439
	CPS Auto Receivables Trust
115,315	Series 2015-C, Class D, 4.63%, 8/16/2021[1,3]	115,377
815,000	Series 2017-B, Class D, 3.95%, 3/15/2023[1,3]	814,773
275,000	Series 2020-A, Class B, 2.36%, 2/15/2024[1,3]	271,811
460,000	Series 2020-A, Class C, 2.54%, 12/15/2025[1,3]	453,930
	Credit Acceptance Auto Loan Trust
253,852	Series 2017-1A, Class B, 3.04%, 12/15/2025[1,3]	253,736
885,000	Series 2019-3A, Class C, 3.06%, 3/15/2029[1,3]	817,691
	Deephaven Residential Mortgage Trust
39,166	Series 2017-1A, Class A1, 2.72%, 12/26/2046[1,3,4]	38,251
20,579	Series 2017-1A, Class A2, 2.93%, 12/26/2046[1,3,4]	20,104
13,277	Series 2017-1A, Class A3, 3.48%, 12/26/2046[1,3,4]	12,999
630,566	Series 2017-3A, Class A2, 2.71%, 10/25/2047[1,3,4]	630,663
46,565	Series 2017-3A, Class A3, 2.81%, 10/25/2047[1,3,4]	46,570
270,775	Series 2018-1A, Class A1, 2.98%, 12/25/2057[1,3,4]	267,617
599,845	Series 2019-2A, Class A3, 3.76%, 4/25/2059[1,3,4]	583,701
621,825	Series 2019-4A, Class A3, 3.05%, 10/25/2059[1,3,4]	586,711
1,577,955	Series 2020-1, Class A3, 2.65%, 1/25/2060[1,3,4]	1,523,873
1,000,000	Dryden CLO Ltd. Series 2019-75A, Class BR, 3.53% (3-Month USD Libor+170 basis points), 7/15/2030[1,2,3]	916,449
1,000,000	Dryden Senior Loan Fund Series 2016-43A, Class BR, 3.57% (3-Month USD Libor+175 basis points), 7/20/2029[1,2,3]	897,433
	Earnest Student Loan Program LLC
879,885	Series 2016-C, Class B, 4.46%, 1/26/2037[1,3]	891,849
22,810	Series 2016-D, Class B, 3.80%, 1/25/2041[1,3]	23,188
	Exeter Automobile Receivables Trust
625,000	Series 2018-2A, Class C, 3.69%, 3/15/2023[1,3]	624,795
865,000	Series 2019-4A, Class C, 2.44%, 9/16/2024[1,3]	836,870

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$84,487	First Investors Auto Owner Trust Series 2015-2A, Class D, 4.22%, 12/15/2021[1,3]	$84,473
	Flagship Credit Auto Trust
5,167	Series 2016-1, Class B, 3.91%, 6/15/2022[1,3]	5,165
901,192	Series 2017-3, Class B, 2.59%, 7/15/2022[1,3]	895,785
61,173	Series 2016-2, Class B, 3.84%, 9/15/2022[1,3]	61,154
1,085,000	Series 2019-4, Class B, 2.53%, 11/17/2025[1,3]	1,056,740
1,800,000	Ford Credit Auto Owner Trust Series 2019-C, Class A2B, 0.89% (1-Month USD Libor+19 basis points), 7/15/2022[1,2]	1,784,113
19,375	Foursight Capital Automobile Receivables Trust Series 2017-1, Class A, 2.37%, 4/15/2022[1,3]	19,321
2,000,000	Freddie Mac STACR Remic Trust Series 2020-DNA2, Class M1, 1.70% (1-Month USD Libor+75 basis points), 2/25/2050[1,2,3]	1,904,624
431,250	Galaxy CLO Ltd. Series 2018-27A, Class X, 2.29% (3-Month USD Libor+60 basis points), 5/16/2031[1,2,3]	428,472
1,895,074	GM Financial Consumer Automobile Receivables Trust Series 2019-4, Class A2B, 0.93% (1-Month USD Libor+23 basis points), 11/16/2022[1,2]	1,888,341
28,639,058	Government National Mortgage Association Series 2020-8, Class IO, 0.67%, 1/16/2062[1,4,5]	1,970,367
637,521	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	662,853
815,000	Hertz Fleet Lease Funding LP Series 2019-1, Class C, 3.09%, 1/10/2033[1,3]	810,588
	Home Equity Asset Trust
29,651	Series 2005-5, Class M2, 1.71% (1-Month USD Libor+77 basis points), 11/25/2035[1,2]	29,324
9,250	Series 2005-6, Class M2, 1.44% (1-Month USD Libor+49 basis points), 12/25/2035[1,2]	9,222
101,956	Hull Street CLO Ltd. Series 2014-1A, Class AR, 3.05% (3-Month USD Libor+122 basis points), 10/18/2026[1,2,3]	101,495
	Mariner CLO LLC
1,500,000	Series 2015-1A, Class AR2, 2.23% (3-Month USD Libor+98 basis points), 4/20/2029[1,2,3]	1,415,571
1,500,000	Series 2016-3A, Class BR2, 3.31% (3-Month USD Libor+150 basis points), 7/23/2029[1,2,3]	1,378,710
1,000,000	Series 2019-1A, Class B, 3.77% (3-Month USD Libor+200 basis points), 4/30/2032[1,2,3]	870,810
	Mello Warehouse Securitization Trust
1,000,000	Series 2019-1, Class D, 2.35% (1-Month USD Libor+140 basis points), 6/25/2052[2,3]	958,221

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$810,000	Series 2019-2, Class D, 2.30% (1-Month USD Libor+135 basis points), 11/25/2052[1,2,3]	$766,983
	Mountain View CLO
100,000	Series 2013-1A, Class XR, 2.60% (3-Month USD Libor+75 basis points), 10/12/2030[1,2,3]	99,941
500,000	Series 2015-9A, Class X, 2.38% (3-Month USD Libor+55 basis points), 7/15/2031[1,2,3]	497,985
848,938	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	678,460
	New Residential Mortgage Loan Trust
493,461	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,4]	486,896
986,927	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,4]	974,376
	NextGear Floorplan Master Owner Trust
853,000	Series 2017-2A, Class B, 3.02%, 10/17/2022[1,3]	822,389
240,000	Series 2018-1A, Class B, 3.57%, 2/15/2023[1,3]	226,160
820,000	Niagara Park Clo Ltd. Series 2019-1A, Class B, 3.64% (3-Month USD Libor+180 basis points), 7/17/2032[1,2,3]	758,871
	Oaktree CLO Ltd.
1,000,000	Series 2019-2A, Class A2, 4.03% (3-Month USD Libor+220 basis points), 4/15/2031[1,2,3]	857,012
800,000	Series 2019-3A, Class B, 3.82% (3-Month USD Libor+200 basis points), 7/20/2031[1,2,3]	687,460
1,000,000	Series 2019-4A, Class B, 3.92% (3-Month USD Libor+200 basis points), 10/20/2032[1,2,3]	867,961
625,000	OZLM Ltd. Series 2018-20A, Class X, 2.52% (3-Month USD Libor+70 basis points), 4/20/2031[1,2,3]	619,506
	Palmer Square CLO Ltd.
516,629	Series 2018-3A, Class A1, 2.54% (3-Month USD Libor+85 basis points), 8/15/2026[1,2,3]	500,754
750,000	Series 2018-3A, Class B, 3.59% (3-Month USD Libor+190 basis points), 8/15/2026[1,2,3]	640,822
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 3.69% (3-Month USD Libor+200 basis points), 5/15/2032[1,2,3]	863,449
2,000,000	Series 2019-2A, Class A2, 3.95% (3-Month USD Libor+195 basis points), 10/15/2032[1,2,3]	1,672,644
23,411	RAMP Trust Series 2005-EFC2, Class M4, 1.86% (1-Month USD Libor+92 basis points), 7/25/2035[1,2]	23,358
	RASC Trust
167,158	Series 2005-KS8, Class M3, 1.43% (1-Month USD Libor+48 basis points), 8/25/2035[1,2]	165,701
57,801	Series 2005-KS9, Class M3, 1.41% (1-Month USD Libor+46 basis points), 10/25/2035[1,2]	57,536

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Regatta Funding Ltd. Series 2018-4A, Class A2, 3.64% (3-Month USD Libor+185 basis points), 10/25/2031[1,2,3]	$897,803
	SG Residential Mortgage Trust
994,725	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,4]	960,225
545,744	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,4]	526,788
950,000	Sound Point CLO Ltd. Series 2015-2A, Class BRR, 3.77% (3-Month USD Libor+195 basis points), 7/20/2032[1,2,3]	840,600
	Spruce Hill Mortgage Loan Trust
272,962	Series 2019-SH1, Class A3, 3.65%, 4/29/2049[1,3,4]	256,316
1,364,879	Series 2020-SH1, Class A1, 2.52%, 1/28/2050[1,3,4]	1,266,039
1,546,863	Series 2020-SH1, Class A3, 2.83%, 1/28/2050[1,3,4]	1,435,317
	Structured Asset Investment Loan Trust
9,004	Series 2004-10, Class A7, 2.01% (1-Month USD Libor+106 basis points), 11/25/2034[1,2]	8,984
60,213	Series 2005-1, Class M2, 1.67% (1-Month USD Libor+72 basis points), 2/25/2035[1,2,3]	59,077
1,500,000	TCW CLO Ltd. Series 2017-1A, Class AR, 2.61% (3-Month USD Libor+103 basis points), 7/29/2029[1,2,3]	1,430,425
750,000	Trinitas CLO Ltd. Series 2016-4A, Class XR, 2.57% (3-Month USD Libor+75 basis points), 10/18/2031[1,2,3]	746,374
1,140,000	Venture Clo Ltd. Series 2019-36A, Class A2, 3.57% (3-Month USD Libor+175 basis points), 4/20/2032[1,2,3]	1,097,695
320,884	Verus Securitization Trust Series 2019-2, Class A3, 3.45%, 5/25/2059[1,3,4]	314,174
715,000	Vibrant CLO Ltd. Series 2019-11A, Class A2, 3.67% (3-Month USD Libor+185 basis points), 7/20/2032[1,2,3]	635,026
1,000,000	Voya CLO Ltd. Series 2016-2A, Class A2R, 3.57% (3-Month USD Libor+175 basis points), 7/19/2028[1,2,3]	895,027
795,000	Westlake Automobile Receivables Trust Series 2019-3A, Class D, 2.72%, 11/15/2024[1,3]	735,140
	Westlake Automobile Receivables Trust
605,290	Series 2018-1A, Class C, 2.92%, 5/15/2023[1,3]	598,585
250,000	Series 2017-2A, Class E, 4.63%, 7/15/2024[1,3]	249,503
1,726,855	World Omni Select Auto Trust Series 2019-A, Class A2B, 1.04% (1-Month USD Libor+34 basis points), 8/15/2023[1,2]	1,711,204
	TOTAL ASSET-BACKED SECURITIES
	(Cost $73,992,670)	69,895,219

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS — 7.1%
$1,046,734	1011778 BC ULC 2.74% (1-Month USD Libor+175 basis points), 11/19/2026[1,2,6,7]	$970,846
634,251	American Airlines, Inc. 2.69% (1-Month USD Libor+175 basis points), 1/29/2027[1,2,6]	526,825
483,166	Aramark Services, Inc. 2.74% (1-Month USD Libor+175 basis points), 3/11/2025[1,2,6]	455,787
410,072	Asurion LLC 4.64% (1-Month USD Libor+300 basis points), 11/3/2023[1,2,6]	395,719
340,309	Avolon TLB Borrower 1 U.S. LLC 2.52% (3-Month USD Libor+200 basis points), 1/15/2025[1,2,6]	306,846
1,008,472	CenturyLink, Inc. 3.24% (1-Month USD Libor+225 basis points), 3/15/2027[1,2,6]	947,339
991,444	Charter Communications Operating LLC 3.36% (1-Month USD Libor+175 basis points), 4/30/2025[1,2,6]	959,222
1,382,610	CSC Holdings LLC 2.86% (3-Month USD Libor+225 basis points), 7/17/2025[1,2,6]	1,329,614
1,545,595	Dell International LLC 2.99% (1-Month USD Libor+200 basis points), 9/19/2025[1,2,6,8,9]	1,485,224
497,500	Diamond Sports Group LLC 4.18% (1-Month USD Libor+325 basis points), 8/24/2026[1,2,6]	390,538
998,000	Elanco Animal Health, Inc. 3.00% (1-Month USD Libor+175 basis points), 2/4/2027[1,2,6,8,9]	955,585
1,000,000	HCA, Inc. 1.75% (1-Month USD Libor+175 basis points), 3/13/2025[1,2,6,8,9]	958,335
501,163	Hilton Worldwide Finance LLC 2.70% (3-Month USD Libor+175 basis points), 6/21/2026[1,2,6]	477,358
1,027,208	Level 3 Financing, Inc. 3.40% (1-Month USD Libor+175 basis points), 3/1/2027[1,2,6]	968,786
430,922	Nascar Holdings, Inc. 4.39% (3-Month USD Libor+275 basis points), 10/18/2026[1,2,6]	383,521
792,239	Resideo Funding, Inc. 3.71% (1-Month USD Libor+225 basis points), 10/4/2025[1,2,6]	724,898
698,219	Scientific Games International, Inc. 2.75% (3-Month USD Libor+275 basis points), 8/14/2024[1,2,6,8,9]	566,720
194,975	Serta Simmons Bedding LLC 3.50% (3-Month USD Libor+350 basis points), 11/8/2023[1,2,6]	82,133
	Sinclair Television Group, Inc.
239,048	3.24% (3-Month USD Libor+225 basis points), 1/3/2024[1,2,6]	230,682
504,465	3.21% (1-Month USD Libor+250 basis points), 7/18/2026[1,2,6]	481,764
695,804	Sprint Communications, Inc. 3.50% (1-Month USD Libor+250 basis points), 2/3/2024[1,2,6,8,9]	693,195
1,046,982	SS&C Technologies, Inc. 2.74% (1-Month USD Libor+175 basis points), 4/16/2025[1,2,6]	990,382
496,225	TransDigm, Inc. 3.24% (3-Month USD Libor+250 basis points), 6/9/2023[1,2,6]	457,353

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$386,393	United Airlines, Inc. 2.74% (3-Month USD Libor+175 basis points), 4/1/2024[1,2,6]	$351,618
1,000,000	VICI Properties 1 LLC 2.67% (1-Month USD Libor+175 basis points), 12/20/2024[1,2,6]	930,625
998,000	Virgin Media Bristol LLC 4.16% (1-Month USD Libor+250 basis points), 1/3/2028[1,2,6,8,9]	930,635
1,193,106	Vistra Operations Co. LLC 3.65% (1-Month USD Libor+175 basis points), 12/31/2025[1,2,6]	1,140,162
1,114,229	WEI Sales LLC 4.65% (1-Month USD Libor+300 basis points), 3/29/2025[1,2,6]	1,075,231
440,308	Western Digital Corp. 3.35% (1-Month USD Libor+175 basis points), 4/29/2023[1,2,6]	427,098
	TOTAL BANK LOANS
	(Cost $21,998,131)	20,594,041
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.1%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.11%, 4/14/2033[1,3,4,10]	58,311
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.03%, 11/5/2036[3,4]	690,375
	BX Commercial Mortgage Trust
1,910,801	Series 2019-XL, Class G, 3.00% (1-Month USD Libor+230 basis points), 10/15/2036[2,3]	1,604,700
2,000,000	Series 2020-BXLP, Class F, 2.70% (1-Month USD Libor+200 basis points), 12/15/2036[2,3]	1,719,664
1,000,000	Series 2018-BIOA, Class C, 1.83% (1-Month USD Libor+112 basis points), 3/15/2037[2,3]	864,841
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 3.25% (1-Month USD Libor+255 basis points), 12/15/2037[2,3]	527,432
2,488,662	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.02%, 1/10/2048[1,4,10]	118,572
1,000,000	COLT Mortgage Loan Trust Series 2018-3, Class M1, 4.28%, 10/26/2048[1,3,4]	959,808
1,047,073	COMM Mortgage Trust Series 2014-CR19, Class XA, 1.01%, 8/10/2047[1,4,10]	35,708
1,663,002	Deephaven Residential Mortgage Trust Series 2019-3A, Class A1, 2.96%, 7/25/2059[1,3,4]	1,588,305
880,025	Ellington Financial Mortgage Trust Series 2018-1, Class A3, 4.39%, 10/25/2058[1,3,4]	869,359
	Fannie Mae-Aces
102,257	Series 2013-M5, Class X2, 2.04%, 1/25/2022[4,10]	1,627
20,070,849	Series 2014-M8, Class X2, 0.33%, 6/25/2024[4,10]	427,951
	Freddie Mac Multifamily Structured Pass-Through Certificates
2,300,000	Series K721, Class X3, 1.30%, 9/25/2022[1,4,10]	69,103
4,600,000	Series K723, Class XAM, 0.86%, 9/25/2023[1,4,10]	123,791

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$5,508,200	Series K044, Class X1, 0.74%, 1/25/2025[1,4,10]	$154,891
900,000	Series K043, Class X3, 1.63%, 2/25/2043[1,4,10]	61,579
2,900,000	Series K046, Class X3, 1.51%, 4/25/2043[1,4,10]	191,040
900,000	Series K050, Class X3, 1.55%, 10/25/2043[1,4,10]	65,059
1,100,000	Series K052, Class X3, 1.61%, 1/25/2044[1,4,10]	73,615
1,721,882	Series K097, Class X3, 2.02%, 9/25/2046[1,4,10]	258,024
240,000	FREMF Mortgage Trust Series 2015-K721, Class B, 3.57%, 11/25/2047[1,3,4]	236,197
	Government National Mortgage Association
9,310,896	Series 2013-139, Class IO, 0.40%, 10/16/2054[1,4,10]	215,864
1,353,588	Series 2013-175, Class IO, 0.63%, 5/16/2055[1,4,10]	31,535
918,378	Series 2014-120, Class IO, 0.69%, 4/16/2056[1,4,10]	29,523
8,102,249	Series 2017-185, Class IO, 0.59%, 4/16/2059[1,4,10]	409,245
6,722,402	Series 2017-169, Class IO, 0.73%, 1/16/2060[1,4,10]	391,990
6,459,249	Series 2018-41, Class IO, 0.78%, 5/16/2060[1,4,10]	417,881
8,790,931	Series 2018-52, Class IO, 0.58%, 7/16/2060[1,4,10]	462,280
11,824,418	Series 2019-8, Class IO, 0.57%, 11/16/2060[1,4,10]	720,911
	KGS-Alpha SBA COOF Trust
1,306,928	Series 2015-1, Class A, 1.46%, 10/25/2035[1,3,4,5,10,11]	52,073
991,937	Series 2014-3, Class A, 1.40%, 5/25/2039[1,3,4,5,10,11]	32,393
114,222	Series 2015-2, Class A, 3.33%, 7/25/2041[1,3,4,5,10,11]	7,460
695,703	Morgan Stanley Capital I Trust Series 2012-STAR, Class XA1, 1.84%, 8/5/2034[3,4,10]	14,448
256,454	SG Residential Mortgage Trust Series 2018-1, Class A3, 3.73%, 4/27/2048[1,3,4]	249,541
	Station Place Securitization Trust Series
933,333	Series 2019-WL1, Class E, 2.35% (1-Month USD Libor+140 basis points), 8/25/2052[2,3]	920,925
516,667	Series 2019-WL1, Class F, 2.55% (1-Month USD Libor+160 basis points), 8/25/2052[2,3]	509,478
1,213,412	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,204,913
12,474,750	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.05%, 12/15/2052[1,4]	861,768
2,571,494	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.78%, 9/15/2058[1,4,10]	85,073
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.64%, 8/15/2047[1,4,10]	83,469
6,400,000	Series 2014-C22, Class XB, 0.45%, 9/15/2057[1,4,10]	109,907
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $18,677,693)	17,510,629
	CORPORATE BONDS — 49.1%
	COMMUNICATIONS — 2.8%
	AT&T, Inc.
2,000,000	2.33% (3-Month USD Libor+75 basis points), 6/1/2021[2]	1,942,112

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$1,000,000	2.59% (3-Month USD Libor+89 basis points), 2/15/2023[2]	$943,740
125,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 7/23/2020[1]	124,611
1,000,000	Comcast Corp. 2.35% (3-Month USD Libor+44 basis points), 10/1/2021[2]	977,916
214,000	DISH DBS Corp. 6.75%, 6/1/2021	216,996
1,813,000	NBCUniversal Enterprise, Inc. 2.31% (3-Month USD Libor+40 basis points), 4/1/2021[2,3]	1,788,851
86,250	Sprint Spectrum Co. LLC 3.36%, 3/20/2023[3]	85,819
500,000	Verizon Communications, Inc. 1.74% (3-Month USD Libor+100 basis points), 3/16/2022[2]	475,905
1,000,000	Vodafone Group PLC 2.83% (3-Month USD Libor+99 basis points), 1/16/2024[2,7]	943,090
700,000	Walt Disney Co. 1.83% (3-Month USD Libor+25 basis points), 9/1/2021[2]	672,339
		8,171,379
	CONSUMER DISCRETIONARY — 5.4%
700,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. 5.38%, 6/1/2024[1]	630,000
485,000	Daimler Finance North America LLC 2.30% (3-Month USD Libor+55 basis points), 5/4/2021[2,3]	466,259
	Delta Air Lines, Inc.
500,000	3.40%, 4/19/2021	455,263
1,000,000	3.63%, 3/15/2022[1]	923,570
	ERAC USA Finance LLC
2,000,000	5.25%, 10/1/2020[3]	2,031,928
1,500,000	3.30%, 10/15/2022[3]	1,465,753
500,000	General Motors Co. 2.54% (3-Month USD Libor+80 basis points), 8/7/2020[2]	491,404
	General Motors Financial Co., Inc.
500,000	4.20%, 3/1/2021[1]	481,199
1,000,000	4.20%, 11/6/2021	954,444
700,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.63%, 4/1/2025[1]	651,000
1,000,000	Hyundai Capital America 2.81% (3-Month USD Libor+94 basis points), 7/8/2021[2,3]	967,414
600,000	International Game Technology PLC 6.25%, 2/15/2022[1,3,7]	551,706
430,000	Marriott International, Inc. 1.65% (3-Month USD Libor+65 basis points), 3/8/2021[2,11]	367,575

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$300,000	MGM Resorts International 6.00%, 3/15/2023	$289,500
600,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/2024[3]	592,674
2,000,000	Toyota Motor Credit Corp. 2.16% (3-Month USD Libor+29 basis points), 10/7/2021[2]	1,933,324
309,000	United Airlines Holdings, Inc. 6.00%, 12/1/2020	296,640
	Volkswagen Group of America Finance LLC
1,000,000	2.65% (3-Month USD Libor+94 basis points), 11/12/2021[2,3]	978,599
1,000,000	4.00%, 11/12/2021[3]	989,239
		15,517,491
	CONSUMER STAPLES — 1.1%
500,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.50%, 2/15/2023[1,3]	492,250
1,200,000	Anheuser-Busch InBev Finance, Inc. 3.02% (3-Month USD Libor+126 basis points), 2/1/2021[2]	1,174,855
500,000	Anheuser-Busch InBev Worldwide, Inc. 2.59% (3-Month USD Libor+74 basis points), 1/12/2024[2]	464,150
1,000,000	General Mills, Inc. 2.85% (3-Month USD Libor+101 basis points), 10/17/2023[2]	966,665
		3,097,920
	ENERGY — 3.7%
	Buckeye Partners LP
307,000	4.13%, 3/1/2025[1,3]	258,801
373,000	3.95%, 12/1/2026[1]	305,748
	DCP Midstream Operating LP
280,000	4.75%, 9/30/2021[1,3]	245,028
520,000	3.88%, 3/15/2023[1]	415,844
320,000	Energy Transfer Operating LP 4.25%, 3/15/2023[1]	289,760
500,000	Kinder Morgan, Inc. 3.11% (3-Month USD Libor+128 basis points), 1/15/2023[2,11]	416,176
200,000	Marathon Petroleum Corp. 5.37%, 10/1/2022[1]	188,817
	MPLX LP
780,000	1.90% (3-Month USD Libor+90 basis points), 9/9/2021[1,2]	737,049
2,000,000	2.10% (3-Month USD Libor+110 basis points), 9/9/2022[1,2]	1,860,756
225,000	NGPL PipeCo LLC 4.37%, 8/15/2022[1,3]	214,735
	Occidental Petroleum Corp.
577,000	2.96% (3-Month USD Libor+125 basis points), 8/13/2021[1,2]	432,797
1,000,000	3.14% (3-Month USD Libor+145 basis points), 8/15/2022[1,2]	670,157

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$1,090,000	Parsley Energy LLC / Parsley Finance Corp. 5.25%, 8/15/2025[1,3]	$828,400
500,000	Phillips 66 2.25% (3-Month USD Libor+60 basis points), 2/26/2021[1,2]	467,716
225,000	Sabine Pass Liquefaction LLC 5.62%, 2/1/2021[1]	218,259
2,000,000	Sunoco Logistics Partners Operations LP 3.45%, 1/15/2023[1]	1,723,046
500,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.50%, 9/15/2024[1,3]	275,000
725,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.25%, 11/15/2023[1]	624,007
165,000	Williams Cos., Inc. 3.70%, 1/15/2023[1]	152,552
600,000	WPX Energy, Inc. 5.25%, 9/15/2024[1]	366,000
		10,690,648
	FINANCIALS — 25.0%
1,000,000	ABN AMRO Bank N.V. 2.23% (3-Month USD Libor+41 basis points), 1/19/2021[2,3,7]	986,290
1,175,000	AIG Global Funding 1.68% (3-Month USD Libor+46 basis points), 6/25/2021[2,3]	1,164,268
400,000	Ally Financial, Inc. 4.63%, 5/19/2022	386,000
	American Express Co.
665,000	2.22% (3-Month USD Libor+53 basis points), 5/17/2021[1,2]	647,016
1,000,000	2.31% (3-Month USD Libor+62 basis points), 5/20/2022[1,2]	959,086
215,000	American International Group, Inc. 3.30%, 3/1/2021[1]	215,159
577,000	Avolon Holdings Funding Ltd. 3.95%, 7/1/2024[1,3,7]	465,157
	Bank of America Corp.
1,000,000	2.48% (3-Month USD Libor+66 basis points), 7/21/2021[1,2]	983,430
3,000,000	1.87% (3-Month USD Libor+65 basis points), 6/25/2022[1,2]	2,851,290
1,000,000	3.00% (3-Month USD Libor+79 basis points), 12/20/2023[1,4]	1,020,196
1,000,000	Barclays Bank PLC 2.65%, 1/11/2021[1,7]	999,383
1,000,000	Barclays PLC 3.07% (3-Month USD Libor+138 basis points), 5/16/2024[1,2,7]	880,606
	BBVA USA
1,000,000	1.50% (3-Month USD Libor+73 basis points), 6/11/2021[1,2]	970,438
1,000,000	2.88%, 6/29/2022[1]	975,019
	Capital One Financial Corp.
1,000,000	2.50%, 5/12/2020[1]	999,570

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$2,000,000	4.75%, 7/15/2021	$2,058,104
2,000,000	Capital One N.A. 2.15%, 9/6/2022[1]	1,946,282
374,000	CIT Group, Inc. 5.00%, 8/15/2022	362,780
	Citigroup, Inc.
1,500,000	2.95% (3-Month USD Libor+119 basis points), 8/2/2021[2]	1,490,121
500,000	2.07% (3-Month USD Libor+107 basis points), 12/8/2021[1,2]	491,768
1,000,000	2.60% (3-Month USD Libor+102 basis points), 6/1/2024[1,2]	932,074
	Citizens Bank N.A.
1,000,000	2.25%, 10/30/2020[1]	1,002,355
1,000,000	2.42% (3-Month USD Libor+72 basis points), 2/14/2022[1,2]	942,022
1,000,000	2.32% (3-Month USD Libor+95 basis points), 3/29/2023[1,2]	956,427
500,000	Cooperatieve Rabobank UA 2.22% (3-Month USD Libor+43 basis points), 4/26/2021[2,7]	477,619
2,000,000	Credit Suisse A.G. 1.57% (SOFR Rate+45 basis points), 2/4/2022[2,7]	1,872,932
	Credit Suisse Group A.G.
1,000,000	2.10%, 11/12/2021[7]	997,120
435,000	3.57%, 1/9/2023[1,3,7]	438,915
1,000,000	2.02% (3-Month USD Libor+124 basis points), 6/12/2024[1,2,3,7]	883,401
	Danske Bank A/S
1,000,000	5.00%, 1/12/2022[3,7]	1,026,837
1,000,000	1.84% (3-Month USD Libor+106 basis points), 9/12/2023[2,3,7]	905,814
	Discover Bank
1,500,000	3.10%, 6/4/2020[1]	1,497,750
2,000,000	3.20%, 8/9/2021[1]	1,979,564
	Goldman Sachs Group, Inc.
1,250,000	1.94% (3-Month USD Libor+120 basis points), 9/15/2020[1,2]	1,249,097
2,250,000	2.86% (3-Month USD Libor+117 basis points), 11/15/2021[1,2]	2,205,000
1,000,000	HSBC Bank USA N.A. 4.88%, 8/24/2020	1,007,239
	HSBC Holdings PLC
635,000	2.29% (3-Month USD Libor+60 basis points), 5/18/2021[1,2,7]	622,004
500,000	3.34% (3-Month USD Libor+166 basis points), 5/25/2021[2,7]	495,581
1,000,000	2.69% (3-Month USD Libor+100 basis points), 5/18/2024[1,2,7]	932,566
500,000	ING Groep N.V. 2.52% (3-Month USD Libor+115 basis points), 3/29/2022[2,7]	482,112
	JPMorgan Chase & Co.
1,000,000	4.50%, 1/24/2022	1,044,520
1,500,000	1.50% (3-Month USD Libor+61 basis points), 6/18/2022[1,2]	1,442,250
1,670,000	KeyBank N.A. 2.42% (3-Month USD Libor+66 basis points), 2/1/2022[2]	1,569,980

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,000,000	Lloyds Bank PLC 2.23% (3-Month USD Libor+49 basis points), 5/7/2021[2,7]	$942,098
1,000,000	Macquarie Group Ltd. 3.19% (3-Month USD Libor+102 basis points), 11/28/2023[1,3,4,7]	1,024,677
660,000	Metropolitan Life Global Funding I 1.87% (SOFR Rate+57 basis points), 1/13/2023[2,3]	576,876
	Mitsubishi UFJ Financial Group, Inc.
206,000	3.46% (3-Month USD Libor+188 basis points), 3/1/2021[2,7]	204,898
1,000,000	2.32% (3-Month USD Libor+74 basis points), 3/2/2023[2,7]	950,639
	Morgan Stanley
2,500,000	2.63%, 11/17/2021	2,509,345
1,500,000	3.00% (3-Month USD Libor+118 basis points), 1/20/2022[1,2]	1,492,275
1,000,000	NatWest Markets PLC 2.77% (3-Month USD Libor+140 basis points), 9/29/2022[2,3,7]	942,253
	Navient Corp.
300,000	6.62%, 7/26/2021	307,500
758,000	6.13%, 3/25/2024	701,150
	Royal Bank of Scotland Group PLC
750,000	3.16% (3-Month USD Libor+147 basis points), 5/15/2023[1,2,7]	712,287
1,000,000	2.77% (3-Month USD Libor+155 basis points), 6/25/2024[1,2,7]	905,723
	Santander Holdings USA, Inc.
1,980,000	4.45%, 12/3/2021[1]	2,020,430
1,000,000	3.40%, 1/18/2023[1]	987,925
	Santander UK PLC
1,000,000	2.06% (3-Month USD Libor+30 basis points), 11/3/2020[2,7]	998,544
560,000	2.13%, 11/3/2020[7]	556,784
1,500,000	2.20% (3-Month USD Libor+62 basis points), 6/1/2021[2,7]	1,399,278
76,000	SLM Corp. 5.13%, 4/5/2022[1]	65,360
	Springleaf Finance Corp.
300,000	6.13%, 5/15/2022	303,090
500,000	5.63%, 3/15/2023	482,500
78,000	Starwood Property Trust, Inc. 5.00%, 12/15/2021[1]	71,370
	Sumitomo Mitsui Financial Group, Inc.
500,000	2.68% (3-Month USD Libor+168 basis points), 3/9/2021[2,7]	494,631
500,000	2.62% (3-Month USD Libor+78 basis points), 7/12/2022[2,7]	475,864
360,000	Svenska Handelsbanken A.B. 1.36% (3-Month USD Libor+36 basis points), 9/8/2020[2,7]	357,997
	Toronto-Dominion Bank
2,600,000	1.11% (3-Month USD Libor+27 basis points), 3/17/2021[2,7]	2,535,590
1,175,000	1.65% (SOFR Rate+48 basis points), 1/27/2023[2,7]	1,100,630
500,000	UBS Group A.G. 2.90% (3-Month USD Libor+122 basis points), 5/23/2023[1,2,3,7]	467,751

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$888,000	VICI Properties LP / VICI Note Co., Inc. 3.50%, 2/15/2025[1,3]	$828,060
1,990,000	Zions Bancorp N.A. 3.50%, 8/27/2021	1,987,986
		72,218,653
	HEALTH CARE — 3.8%
1,000,000	AbbVie, Inc. 2.15%, 11/19/2021[3]	998,651
1,621,000	Anthem, Inc. 2.50%, 11/21/2020	1,615,155
	Bayer U.S. Finance II LLC
1,000,000	1.85% (3-Month USD Libor+63 basis points), 6/25/2021[1,2,3]	992,472
1,000,000	1.75% (3-Month USD Libor+101 basis points), 12/15/2023[1,2,3]	925,728
500,000	Becton, Dickinson and Co. 2.03% (3-Month USD Libor+103 basis points), 6/6/2022[2]	467,644
1,030,000	Boston Scientific Corp. 3.37%, 5/15/2022	1,062,027
1,000,000	Centene Corp. 4.75%, 1/15/2025[1]	1,002,490
1,000,000	Cigna Corp. 1.49% (3-Month USD Libor+65 basis points), 9/17/2021[1,2]	960,000
1,000,000	CVS Health Corp. 1.72% (3-Month USD Libor+72 basis points), 3/9/2021[2]	979,472
1,000,000	Express Scripts Holding Co. 2.33% (3-Month USD Libor+75 basis points), 11/30/2020[1,2]	991,356
1,000,000	Takeda Pharmaceutical Co., Ltd. 4.00%, 11/26/2021[1,7]	1,013,011
		11,008,006
	INDUSTRIALS — 3.5%
500,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020[1,3]	498,499
2,205,000	BAE Systems PLC 4.75%, 10/11/2021[3,7]	2,285,383
2,000,000	Caterpillar Financial Services Corp. 1.91% (3-Month USD Libor+20 basis points), 11/12/2021[2]	1,962,976
500,000	General Dynamics Corp. 2.88%, 5/11/2020	500,345
1,000,000	General Electric Co. 4.37%, 9/16/2020	1,000,578
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
1,000,000	3.30%, 4/1/2021[1,3]	1,004,462
1,299,000	3.65%, 7/29/2021[1,3]	1,315,127
1,500,000	4.13%, 8/1/2023[1,3]	1,549,222

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
		10,116,592
	MATERIALS — 1.4%
$200,000	Anglo American Capital PLC 4.12%, 4/15/2021[3,7]	$197,073
425,000	Freeport-McMoRan, Inc. 3.88%, 3/15/2023[1]	401,625
1,665,000	Glencore Funding LLC 4.13%, 3/12/2024[1,3]	1,530,580
435,000	Martin Marietta Materials, Inc. 2.33% (3-Month USD Libor+65 basis points), 5/22/2020[2]	431,888
435,000	Steel Dynamics, Inc. 5.25%, 4/15/2023[1]	425,840
1,000,000	Syngenta Finance N.V. 3.70%, 4/24/2020[3,7]	998,077
		3,985,083
	TECHNOLOGY — 2.4%
	Broadcom, Inc.
1,000,000	3.13%, 4/15/2021[3]	989,110
1,069,000	3.13%, 10/15/2022[3]	1,058,776
18,000	CDK Global, Inc. 5.00%, 10/15/2024[1]	17,998
412,000	Dell International LLC / EMC Corp. 4.42%, 6/15/2021[1,3]	411,909
	Hewlett Packard Enterprise Co.
304,000	3.60%, 10/15/2020[1]	304,368
1,305,000	1.46% (3-Month USD Libor+68 basis points), 3/12/2021[2]	1,262,696
1,500,000	3.50%, 10/5/2021[1]	1,513,434
594,000	PTC, Inc. 3.62%, 2/15/2025[1,3]	555,390
500,000	QUALCOMM, Inc. 2.50% (3-Month USD Libor+73 basis points), 1/30/2023[2]	476,455
400,000	Sensata Technologies B.V. 4.87%, 10/15/2023[3,7]	380,000
		6,970,136
	TOTAL CORPORATE BONDS
	(Cost $148,016,675)	141,775,908
	U.S. GOVERNMENT AND AGENCIES — 5.2%
15,000,000	United States Treasury Note 1.38%, 9/30/2020	15,098,445
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $14,963,982)	15,098,445

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 8.9%
25,788,890	Federated Treasury Obligations Fund - Institutional Class 0.31%[12]	$25,788,890
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $25,788,890)	25,788,890
	TOTAL INVESTMENTS — 100.6%
	(Cost $303,438,041)	290,663,132
	Liabilities in Excess of Other Assets — (0.6)%	(1,604,410)
	TOTAL NET ASSETS — 100.0%	$289,058,722

LLC – Limited Liability Company
LP – Limited Partnership
IO – Interest Only
ULC – Unlimited Liability Corporation
PLC – Public Limited Company

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $111,763,504, which represents 38.7% of total net assets of the Fund.
[4]Variable rate security.
[5]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.7% of Net Assets. The total value of these securities is $2,062,293.
[6]Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rank. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[7]Foreign security denominated in U.S. Dollars.
[8]All or a portion of the loan is unfunded.
[9]Denotes investments purchased on a when-issued or delayed delivery basis.
[10]Interest-only security.
[11]Illiquid security. The total illiquid securities represent 0.3% of Net Assets. Total value of these securities is $875,677.
[12]The rate is the annualized seven-day yield at period end.